Accounting for Warrant Liability	12 Months Ended
Dec. 31, 2023
Accounting for Warrant Liability [Abstract]
Accounting for Warrant Liability
Note 6 – Accounting for Warrant Liability
At December 31, 2023 and 2022, there were 11,221,954 and 15,566,667 warrants, respectively, outstanding including 5,655,286 Public Warrants and 5,566,667 Private Placement Warrants outstanding at December 31, 2023 and 10,000,000 Public Warrants and 5,566,667 Private Placement Warrants outstanding at December 31, 2022. 4,344,714 contingent redeemable warrants that would have been exercisable by the former holders of the 26,068,281 Class A ordinary shares redeemed in January 2023 are no longer available for exercise.
The Company’s warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC
Section 815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed
option on equity shares. As such, the Company’s warrants are accounted for as warrant liabilities which are required to be valued at fair value at each reporting period.

The following tables present information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	At December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$150,000	$150,000	$—	$—
Private Placement Warrants	187,000	—	187,000	—

Warrant liability at December 31, 2023	$337,000	$150,000	$187,000	$—

Description	At December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$300,000	$—	$—
Private Placement Warrants	167,000	—	167,000	—

Warrant liability at December 31, 2022	$467,000	$300,000	$167,000	$—

At December 31, 2022 and 2023, the Company valued its (a) Public Warrants based on the closing price at December 31, 2023 and 2022, respectively, in an active market and (b) Private Placement Warrants based on the closing price of the Public Warrants since they are similar instruments.
The warrant liabilities are not subject to qualified hedge accounting.
See also Note 4 regarding contingent warrants forfeited subsequent to December 31, 2023.